SHAREHOLDERS' EQUITY (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended			24 Months Ended
	Mar. 10, 2014 USD ($) $ / shares shares	Oct. 31, 2016 USD ($)	Jun. 16, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($) shares	Jun. 16, 2016 ₪ / shares shares
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares						$ 2.01	$ 2.04	$ 2.97
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options						$ 2,575
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 11 days
Stock Repurchase Program, Authorized Amount								$ 3,000
Treasury Stock, Shares | shares						23,366,490	17,168,127		17,168,127
Additional Stock Repurchase Program Authorized Amount		$ 15,000		$ 15,000	$ 15,000				$ 30,000
Stock Issued During Period, Shares, New Issues | shares	4,025,000
Over-Allotment Option | shares	525,000
Share Price | $ / shares	$ 8.00
Proceeds from Issuance of Common Stock	$ 29,744					$ 0	$ 0	29,744
Stock Issuance Costs	$ 2,456
Legal And Other Expenses			$ 150
Share Repurchase Program [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares			3,000,000							3,000,000
Treasury Stock, Shares | shares			3,000,000			23,366,490				3,000,000
Share Price | (per share)			$ 4.35							₪ 0.01
Stock Redeemed or Called During Period, Value						$ 89,980
Stock Repurchased and Retired During Period, Value						$ 29,394
Stock Repurchased and Retired During Period, Shares | shares						6,198,363
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Allocated Share-based Compensation Expense, Net of Tax						$ 803	483	517
Employee and non-employee Stock Option Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares						1,708,155
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 1,583	$ 219	$ 1,870